Earnings per share/ADS	12 Months Ended
Mar. 31, 2023
Earnings Per Share [Abstract]
Earnings per share/ADS
9.
Earnings per share/ADS

Each ADS represents eight ordinary shares.

Basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of outstanding ordinary shares, adjusted for treasury shares. Basic earnings per ADS is derived from the basic earnings per share.

For the calculation of diluted earnings per share, net income attributable to ordinary shareholders for basic earnings per share is adjusted by the effect of dilutive securities, including share-based awards, under the treasury stock method. Potentially dilutive securities, of which the amounts are insignificant, have been excluded from the computation of diluted net income per share if their inclusion is anti-dilutive. Diluted earnings per ADS is derived from the diluted earnings per share.

The following table sets forth the computation of basic and diluted net income per share/ADS for the following periods:

	Year ended March 31,
	2021	2022	2023
	RMB	RMB	RMB
	(in millions, except per share data)
Earnings per share
Numerator:
Net income attributable to ordinary shareholders for computing net income per ordinary share — basic	150,308	61,959	72,509
Dilution effect arising from share-based awards operated by subsidiaries and equity method investees	(55)	(37)	(38)
Net income attributable to ordinary shareholders for computing net income per ordinary share — diluted	150,253	61,922	72,471

Shares (denominator):
Weighted average number of shares used in calculating net income per ordinary share — basic (million shares)	21,619	21,558	20,980
Adjustments for dilutive RSUs and share options (million shares)	363	229	134
Weighted average number of shares used in calculating net income per ordinary share — diluted (million shares)	21,982	21,787	21,114

Net income per ordinary share — basic (RMB)	6.95	2.87	3.46
Net income per ordinary share — diluted (RMB)	6.84	2.84	3.43

Earnings per ADS
Net income per ADS — basic (RMB)	55.63	22.99	27.65
Net income per ADS — diluted (RMB)	54.70	22.74	27.46